FAIR VALUE MEASUREMENTS - Schedule of Financial Instruments Measured at Fair Value (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Liabilities
Convertible preferred stock warrant liability	$ 161,486	$ 95,342
Total liabilities	161,486	95,342
Money Market Funds
Assets
Cash equivalents	67	67
Fair Value, Inputs, Level 1
Liabilities
Convertible preferred stock warrant liability	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 1 | Money Market Funds
Assets
Cash equivalents	67	67
Fair Value, Inputs, Level 2
Liabilities
Convertible preferred stock warrant liability	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 | Money Market Funds
Assets
Cash equivalents	0	0
Fair Value, Inputs, Level 3
Liabilities
Convertible preferred stock warrant liability	161,486	95,342
Total liabilities	161,486	95,342
Fair Value, Inputs, Level 3 | Money Market Funds
Assets
Cash equivalents	$ 0	$ 0